Restricted cash	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Restricted cash

8	Restricted cash

	March 31, 2024	December 31, 2023

Agreement with the São Paulo Municipal Government (i)	38,690	47,749
Brazilian Federal Savings Bank – escrow deposits	442	365
Other	6,562	6,830
	45,694	54,944

(i)	Refers to the amount deducted from the transfer of 7.5% of the revenue earned in the municipality to the Municipal Fund for Environmental Sanitation and Infrastructure, corresponding to eventual amounts unpaid by direct management bodies, foundations and government agencies, as established in the agreement entered into with São Paulo Municipal Government (PMSP).